EQUITY - Ordinary Shares (Details) - USD ($)		2 Months Ended
	Dec. 07, 2021	Dec. 31, 2021	Nov. 09, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Authorized share capital			$ 4,100,000,000.0
Common stock, authorized (in shares)		4,000,000,000	4,000,000,000.0	53,045,510
Common stock, par value (in usd per share)		$ 1	$ 1.00	$ 1
Preferred stock, authorized (in shares)			10.0
Preferred stock, par value (in usd per share)			$ 10.00
Common stock, issued (in shares)		157,237,435		53,045,510
Common stock, outstanding (in shares)		157,237,435		53,045,510
Share Repurchase Plan
Class of Stock [Line Items]
Authorized repurchase amount	$ 100,000,000.0
Stock repurchase plan period	24 months
Stock repurchased during period (in shares)		0